Document And Entity Information	Nov. 12, 2026
Document Information [Line Items]
Entity, Registrant Name	FLUENT, INC.
Document, Type	8-K
Document, Period End Date	Nov. 12, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-37893
Entity, Tax Identification Number	77-0688094
Entity, Address, Address Line One	300 Vesey Street, 9th Floor
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10282
City Area Code	646
Local Phone Number	669-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FLNT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001460329